Leases (Details) - Schedule of lease expense - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Lease Expense Abstract
Operating leases expense	¥ 4,454,857	¥ 238,251
Short-term lease expense	11,741,215
Total	¥ 16,196,072	¥ 238,251